Shareholder Report, Line Graph (Details) 194901_Aristotle Ultra Short Income Fund_Class H_TSR Annual {Class H} - USD ($)		12 Months Ended
	Dec. 05, 2025	Mar. 31, 2026
Class H
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,109
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	$ 10,029
Bloomberg Short Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury Total Return Index
Accumulated Value	$ 10,000	$ 10,111